STOCK BASED COMPENSATION - Summary of option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Options
Outstanding at beginning	473,929
Option, Outstanding	473,929	473,929
Weighted-average Exercise Price
Outstanding at beginning	$ 0.7
Weighted average Exercise Price, Outstanding	$ 0.7	$ 0.7
Weighted-average Remaining Contractual Life
Weighted average Remaining Contractual Life, Outstanding	4 years 5 months 26 days	5 years 2 months 26 days
Weighted average Remaining Contractual Life, Vested and Exercisable	4 years 5 months 23 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding	$ 263,882	$ 666,860
Aggregate Intrinsic Value, Vested and exercisable	$ 263,882
ConnectM Before Business Combination
Options
Outstanding at beginning	142,692	142,692
Option, Outstanding		142,692	142,692
Vested and Exercisable		139,283
Weighted-average Exercise Price
Outstanding at beginning	$ 2.33	$ 2.33
Weighted average Exercise Price, Outstanding		2.33	$ 2.33
Vested and Exercisable		$ 2.23
Weighted-average Remaining Contractual Life
Weighted average Remaining Contractual Life, Outstanding		5 years 2 months 26 days	6 years 2 months 26 days
Weighted average Remaining Contractual Life, Vested and Exercisable		5 years 2 months 19 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding		$ 666,860	$ 768,171
Aggregate Intrinsic Value, Vested and exercisable		$ 664,474